Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 segment
Summary of the Company's selected financial information
Number of Operating Segments | segment	2	2	2	1
Number of reportable segments | segment	2	2	2	1
Income Statement
Operating revenues	$ 1,042,456	$ 1,014,110	$ 973,583
Voyage expenses	(63,061)	(64,101)	(41,010)
Vessel operating expenses	(208,779)	(185,724)	(162,117)
Depreciation	(163,366)	(148,344)	(129,287)
Amortization of deferred drydocking and special survey costs	(44,074)	(29,161)	(18,663)
Net gain on disposal/sale of vessels	0	8,332	1,639
Interest expense	(42,842)	(26,185)	(20,463)
Net Income (Loss)	494,614	505,073	576,299
Statement of Financial Position
Marketable Securities	120,244	60,850
Total Assets	5,113,930	4,343,654
Operating Segments
Income Statement
Operating revenues	1,042,456	1,014,110
Voyage expenses	(63,061)	(64,101)
Vessel operating expenses	(208,779)	(185,724)
Depreciation	(163,366)	(148,344)
Amortization of deferred drydocking and special survey costs	(44,074)	(29,161)
Net gain on disposal/sale of vessels		8,332
Interest income (excluding interest income from investments in affiliates)	19,415	12,843
Interest expense	(42,842)	(26,185)
Other segment items	(75,450)	(59,212)
Net Income per segment	464,299	522,558
Statement of Financial Position
Total assets per segment	4,993,430	4,282,475
Reconciling items
Income Statement
Gain on investments, dividend income, interest income from investments in affiliates and loss on equity investments	30,315	(17,485)
Statement of Financial Position
Marketable Securities	120,244	60,850
Receivable from affiliates	256	329
Container vessels segment
Income Statement
Operating revenues	955,433	937,077	963,192
Container vessels segment | Operating Segments
Income Statement
Operating revenues	955,433	937,077
Voyage expenses	(35,741)	(32,481)
Vessel operating expenses	(180,847)	(162,192)
Depreciation	(150,075)	(137,823)
Amortization of deferred drydocking and special survey costs	(35,114)	(27,167)
Net gain on disposal/sale of vessels		8,332
Interest income (excluding interest income from investments in affiliates)	19,413	12,843
Interest expense	(42,842)	(26,185)
Other segment items	(69,281)	(54,275)
Net Income per segment	460,946	518,129
Statement of Financial Position
Total assets per segment	4,717,465	4,006,268
Drybulk vessels segment
Income Statement
Operating revenues	87,023	77,033	$ 10,391
Drybulk vessels segment | Operating Segments
Income Statement
Operating revenues	87,023	77,033
Voyage expenses	(27,320)	(31,620)
Vessel operating expenses	(27,932)	(23,532)
Depreciation	(13,291)	(10,521)
Amortization of deferred drydocking and special survey costs	(8,960)	(1,994)
Interest income (excluding interest income from investments in affiliates)	2
Other segment items	(6,169)	(4,937)
Net Income per segment	3,353	4,429
Statement of Financial Position
Total assets per segment	$ 275,965	$ 276,207